Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
July 31, 2015

Dates Covered
Collections Period	07/01/15 - 07/31/15
Interest Accrual Period	07/15/15 - 08/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/15	773,404,360.08	36,782
Yield Supplement Overcollateralization Amount 06/30/15	35,290,225.69	0
Receivables Balance 06/30/15	808,694,585.77	36,782
Principal Payments	28,259,407.63	680
Defaulted Receivables	1,499,106.02	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/15	33,594,201.23	0
Pool Balance at 07/31/15	745,341,870.89	36,046

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	73.27%

Prepayment ABS Speed	1.74%

Overcollateralization Target Amount	33,540,384.19
Actual Overcollateralization	33,540,384.19

Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.89%
Weighted Average Remaining Term	56.55

Delinquent Receivables:
Past Due 31-60 days	8,710,407.69	378
Past Due 61-90 days	2,110,653.38	94
Past Due 91 + days	524,617.71	25
Total	11,345,678.78	497

Total 31+ Delinquent as % Ending Pool Balance	1.52%

Recoveries	963,760.06

Aggregate Net Losses/(Gains) - July 2015	535,345.96
Current Net Loss Ratio (Annualized)	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Flow of Funds	$ Amount

Collections	31,785,199.00
Advances	8,219.20
Investment Earnings on Cash Accounts	4,150.90
Servicing Fee	(673,912.15)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	31,123,656.95

Distributions of Available Funds
(1) Class A Interest	600,022.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,799,677.18
(7) Distribution to Certificateholders	3,690,270.67
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	31,123,656.95

Servicing Fee	673,912.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 07/15/15	738,601,163.88
Principal Paid	26,799,677.18
Note Balance @ 08/17/15	711,801,486.70

Class A-1
Note Balance @ 07/15/15	0.00
Principal Paid	0.00
Note Balance @ 08/17/15	0.00
Note Factor @ 08/17/15	0.0000000%

Class A-2a
Note Balance @ 07/15/15	128,135,581.94
Principal Paid	13,399,838.59
Note Balance @ 08/17/15	114,735,743.35
Note Factor @ 08/17/15	71.7098396%

Class A-2b
Note Balance @ 07/15/15	128,135,581.94
Principal Paid	13,399,838.59
Note Balance @ 08/17/15	114,735,743.35
Note Factor @ 08/17/15	71.7098396%

Class A-3
Note Balance @ 07/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	354,000,000.00
Note Factor @ 08/17/15	100.0000000%

Class A-4
Note Balance @ 07/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	107,600,000.00
Note Factor @ 08/17/15	100.0000000%

Class B
Note Balance @ 07/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 08/17/15	20,730,000.00
Note Factor @ 08/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	633,709.10
Total Principal Paid	26,799,677.18
Total Paid	27,433,386.28

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	64,067.79
Principal Paid	13,399,838.59
Total Paid to A-2a Holders	13,463,906.38

Class A-2b
One-Month Libor	0.18730%
Coupon	0.41730%
Interest Paid	49,015.06
Principal Paid	13,399,838.59
Total Paid to A-2b Holders	13,448,853.65

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6411918
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1161223
Total Distribution Amount	27.7573141

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4004237
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.7489912
Total A-2a Distribution Amount	84.1494149

A-2b Interest Distribution Amount	0.3063441
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.7489912
Total A-2b Distribution Amount	84.0553353

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/15	97,697.26
Balance as of 07/31/15	105,916.46
Change	8,219.20

Reserve Account
Balance as of 07/15/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 08/17/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68